Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(85,262)	$15,836	$(21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	-	(11,251)
Pension and postretirement plans	(2,875)	(15,084)	3,460
Unrealized gains/losses on investment securities available-for-sale	(7,525)	13,818	(12,453)
Share-based compensation	4,140	5,771	5,577
Total	$(91,429)	$8,885	$(37,722)

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$(5,304)	$(29,507)	$(219,211)
State	(9,725)	6,196	(35,484)
Foreign	33	-	-
Deferred:
Federal	(59,417)	49,254	206,962
State	(10,848)	(10,107)	26,551
Foreign	(1)	-	-
Total	$(85,262)	$15,836	$(21,182)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2012	2011	2010
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$(35,597)	$52,447	$18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	-	-
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total	$(85,262)	$15,836	$(21,182)

Certain previously reported amounts have been reclassified to agree with current presentation.

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2012 and 2011 were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Loss reserves	$103,701	$85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	-
Credit carryforwards	89,503	47,175
Federal NOL carryforwards	9,563	-
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowance	$430,297	$339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	$31,341	$38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$261,262	$165,843

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2010	$38,398
Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Settlements	(5,202)
Lapse of statute	(10,386)
Balance at December 31, 2012	$17,638